UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

Catherine Kennedy

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: April 30

Registrant is making a filing for 2 of its series:

Wells Fargo Absolute Return Fund and Wells Fargo Asset Allocation Fund

Date of reporting period: October 31, 2019

ITEM 1. REPORT TO STOCKHOLDERS

Semi-Annual Report

October 31, 2019

Wells Fargo Asset Allocation Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.
Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of October 31, 2019, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo Asset Allocation Fund  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

“During the third quarter of 2019, investors regrouped.”

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Asset Allocation Fund for the six-month period that ended October 31, 2019. U.S. stock and global bond investors generally saw markets recover during the second half amid intensifying market volatility, slowing global economic growth, international trade staredowns, and simmering geopolitical tensions.

Overall, fixed income kept pace with domestic stocks and outperformed foreign equities. For the period, U.S. stocks, based on the S&P 500 Index,1 gained 4.16% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 added 1.97%. The MSCI EM Index (Net)3 fell by 1.67%. Among fixed income investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 5.71%, the Bloomberg Barclays Global Aggregate ex-USD Index5 gained 4.45%, the Bloomberg Barclays Municipal Bond Index6 increased 3.54%, and the ICE BofAML U.S. High Yield Index7 was up 2.63%.

Market volatility rose in the second quarter on numerous concerns.

During May 2019, markets tumbled on mixed investment signals. In the U.S., partisan wrangling ramped up as Democrats and Republicans set their sights on 2020 presidential politics. The U.K.’s Brexit disagreements caused Prime Minister Theresa May to resign. Boris Johnson succeeded her only to exacerbate uncertainty about Brexit’s resolution ahead of an October 2019 deadline. The European Commission downgraded the 2019 growth forecast to 1.2%. The U.S. increased tariffs on products from China, China responded, and then talks broke down. President Donald Trump threatened to turn his foreign policy tariff tool to Mexico over immigration issues.

Halfway through 2019, investors regrouped. Just as the investment horizon appeared to darken, sentiment turned and U.S. equity markets gained during June and July. The gains, primarily driven by geopolitical and monetary policy events, pushed equity markets to new highs. European Central Bank President Mario Draghi said that if the outlook doesn’t improve, the bank would cut rates or buy more assets to prop up inflation. President Trump backed off of tariff threats against Mexico and China. In the U.S., the Federal Reserve (Fed) implemented a 0.25% federal funds rate cut in July.

Later in July 2019, the U.S. reversed course and threatened to impose higher tariffs on China’s exports after talks failed. China responded with tariff threats of its own and devalued the renminbi, a move that roiled global markets. Major U.S. stock market

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2019. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Asset Allocation Fund

Letter to shareholders (unaudited)

indices closed July with the worst weekly results of the year. Bond prices gained as Treasury yields fell to levels not seen since November 2016 and the yield curve inverted at multiple points along the 30-year arc.

In microcosm, August 2019 encapsulated many of the unnerving events that plagued investors for months. The U.S.-China trade relationship swung from antagonistic to hopeful and back again with no signs of compromise. Evidence of a continued global economic slowdown mounted. Central banks in China, New Zealand, and Thailand cut interest rates. Industrial and manufacturing data declined in China, Canada, Japan, and Germany. Adding to the uncertain environment, Italy’s prime minister resigned, many feared a crackdown in Hong Kong as protestors sustained their calls for reform, and Boris Johnson planned to suspend Parliament as Brexit’s deadline neared.

In the U.S., September 2019 saw the Fed join other central banks in cutting interest rates. U.S. manufacturing data, as reported by the Institute for Supply Management, disappointed investors. The U.S. House of Representatives announced it would pursue an impeachment investigation of President Trump. Meanwhile, the Brexit impasse showed no signs of resolution. Officials in China said that hitting the country’s economic growth goals for the year would be difficult considering the weight of tariffs and trade restrictions. So while the S&P 500 Index finished the third quarter with the best year-to-date returns in more than 20 years, amid signs of equity investors taking money out of the stock market, concerns about future returns remained.

In October 2019, a relaxing of U.S.-China trade tensions and renewed optimism for a U.K. Brexit deal combined with positive macroeconomic data to support financial markets overall. The initial estimate of U.S. third-quarter gross domestic product growth, announced in late October, was a resilient 1.9% annualized rate while the U.S. unemployment rate fell to a 50-year low of 3.5% in September. However, despite resilience among U.S. consumers, business confidence declined while manufacturing activity contracted. Concerned with a potential economic slowdown, the Fed lowered interest rates another quarter point in late October, its third rate cut in four months. This helped push the S&P 500 Index to a new all-time high while emerging market equities rallied and global bonds declined overall, reflecting a broad pickup in risk appetite.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

“The Fed lowered interest rates another quarter point in late October, its third rate cut in four months.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo Asset Allocation Fund  |  3

Performance highlights (unaudited)

Investment objective

The Fund seeks long-term total return, consisting of capital appreciation and current income.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Kandarp R. Acharya, CFA®‡, FRM

Petros N. Bocray, CFA®‡, FRM

Christian L. Chan, CFA®‡

Average annual total returns (%) as of October 31, 20191

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]

Class A (EAAFX)	7-29-1996	3.91	2.11	4.57	10.28	3.33	5.19	1.31	1.13

Class C (EACFX)	10-3-2002	8.46	2.58	4.41	9.46	2.58	4.41	2.06	1.88

Class R (EAXFX)	10-10-2003	–	–	–	9.96	3.09	4.93	1.56	1.38

Administrator Class (EAIFX)	10-3-2002	–	–	–	10.42	3.52	5.39	1.23	0.95

Institutional Class (EAAIX)[4]	11-30-2012	–	–	–	10.64	3.72	5.54	0.98	0.80

Asset Allocation Blended Index[5]	–	–	–	–	12.77	6.05	7.31	–	–

Bloomberg Barclays U.S. Aggregate Bond Index[6]	–	–	–	–	11.51	3.24	3.73	–	–

MSCI ACWI ex USA Index (Net)[7]	–	–	–	–	11.27	3.82	4.94	–	–

Russell 3000® Index[8]	–	–	–	–	13.49	10.31	13.62	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to high-yield securities risk, mortgage- and asset-backed securities risk, geographic risk, and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

4  |  Wells Fargo Asset Allocation Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of October 31, 2019[9]

Wells Fargo Managed Fixed Income Portfolio	24.21

Wells Fargo Disciplined U.S. Core Fund Class R6	11.23

Wells Fargo Large Company Value Portfolio	10.03

Wells Fargo International Value Portfolio	9.82

Wells Fargo Diversified Large Cap Growth Portfolio	9.52

Wells Fargo International Growth Portfolio	8.83

Wells Fargo Core Bond Portfolio	6.92

Wells Fargo Real Return Portfolio	3.45

Wells Fargo C&B Large Cap Value Portfolio	3.01

Wells Fargo Small Company Value Portfolio	2.75

Allocations (%) as of October 31, 2019

	Effective allocation[10]	Neutral allocation

Bonds	44	35

Stocks	65	65

Alternatives	2	0

Effective Cash	(11)	0

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]	Historical performance prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Asset Allocation Fund.

[2]

Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.54% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]

The manager has contractually committed through August 31, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[4]

Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns for Institutional Class shares would be higher.

[5]

Source: Wells Fargo Funds Management, LLC. The Asset Allocation Blended Index is composed 45% Russell 3000® Index, 35% Bloomberg Barclays U.S. Aggregate Bond Index and 20% MSCI ACWI ex USA Index (Net). Prior to June 16, 2018, it was comprised of 65% MSCI ACWI Index (Net) and 35% Bloomberg Barclays U.S. Aggregate Bond Index. You cannot invest directly in an index.

[6]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed. You cannot invest directly in an index.

[7]

The MSCI ACWI ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. You cannot invest directly in an index.

[8]

The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

[9]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[10]

Effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash is comprised of the net impact of long and/ or short futures contracts held as part of the Fund’s tactical asset allocation overlay strategy. These amounts are subject to change and may have changed since the date specified.

Wells Fargo Asset Allocation Fund  |  5

Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from May 1, 2019 to October 31, 2019.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 5-1-2019	Ending account value 10-31-2019	Expenses paid during the period¹	Annualized net expense ratio

Class A

Actual	$1,000.00	$1,034.10	$5.37	1.05%

Hypothetical (5% return before expenses)	$1,000.00	$1,019.86	$5.33	1.05%

Class C

Actual	$1,000.00	$1,030.79	$9.19	1.80%

Hypothetical (5% return before expenses)	$1,000.00	$1,016.09	$9.12	1.80%

Class R

Actual	$1,000.00	$1,032.91	$6.64	1.30%

Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	$6.60	1.30%

Administrator Class

Actual	$1,000.00	$1,035.14	$4.45	0.87%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.76	$4.42	0.87%

Institutional Class

Actual	$1,000.00	$1,035.50	$3.68	0.72%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.52	$3.66	0.72%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

6  |  Wells Fargo Asset Allocation Fund

Portfolio of investments—October 31, 2019 (unaudited)

			Shares	Value
Exchange-Traded Funds: 3.83%
Consumer Staples Select Sector SPDR Fund			720,624	$44,073,364
SPDR Gold Shares ETF			201,981	28,768,154

Total Exchange-Traded Funds (Cost $64,324,590)				72,841,518

Investment Companies: 96.04%

Affiliated Master Portfolios: 82.13%
Wells Fargo C&B Large Cap Value Portfolio				57,347,237
Wells Fargo Core Bond Portfolio				131,678,037
Wells Fargo Diversified Large Cap Growth Portfolio				181,385,780
Wells Fargo Emerging Growth Portfolio				21,267,627
Wells Fargo Factor Enhanced Emerging Markets Portfolio				25,687,823
Wells Fargo International Growth Portfolio				168,091,164
Wells Fargo International Value Portfolio				187,001,008
Wells Fargo Large Company Value Portfolio				190,927,010
Wells Fargo Managed Fixed Income Portfolio				460,901,630
Wells Fargo Real Return Portfolio				65,709,117
Wells Fargo Small Company Growth Portfolio				21,305,332
Wells Fargo Small Company Value Portfolio				52,348,207

				1,563,649,972

Affiliated Stock Funds: 13.91%
Wells Fargo Disciplined U.S. Core Fund Class R6 †			11,801,973	213,851,747
Wells Fargo Emerging Markets Equity Fund Class R6 †			965,399	25,476,878
Wells Fargo Emerging Markets Equity Income Fund Class R6			2,270,686	25,499,803

				264,828,428

Total Investment Companies (Cost $1,651,134,712)				1,828,478,400

	Yield	Maturity date	Principal
Short-Term Investments: 0.24%

U.S. Treasury Securities: 0.24%
U.S. Treasury Bill #(z)	1.65%	11-7-2019	$4,620,000	4,618,774

Total Short-Term Investments (Cost $4,618,518)				4,618,774

Total investments in securities (Cost $1,720,077,820)	100.11%	1,905,938,692

Other assets and liabilities, net	(0.11)	(2,122,311)

Total net assets	100.00%	$1,903,816,381

†	Non-income-earning security

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. The rate represents the current yield to maturity.

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Long

10-Year U.S. Treasury Notes	1,320	12-19-2019	$173,365,280	$171,991,875	$0	$(1,373,405)

S&P 500 E-Mini Index	195	12-20-2019	29,776,312	29,599,050	0	(177,262)

Short

Euro FX Futures	(710)	12-16-2019	(98,593,955)	(99,191,438)	0	(597,483)

					$0	$(2,148,150)

The accompanying notes are an integral part of these financial statements.

Wells Fargo Asset Allocation Fund  |  7

Portfolio of investments—October 31, 2019 (unaudited)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager or adviser. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Dividends from affiliated Underlying Funds	Value, end of period	% of net assets

Investment Companies
Affiliated Stock Funds
Wells Fargo Disciplined U.S. Core Fund Class R6 †	14,980,840	54,637	3,233,504	11,801,973	$890,793	$8,056,734	$0	$213,851,747
Wells Fargo Emerging Markets Equity Fund Class R6 †	1,066,144	7,241	107,986	965,399	379,253	(970,419)	0	25,476,878
Wells Fargo Emerging Markets Equity Income Fund Class R6	2,372,396	80,292	182,002	2,270,686	90,516	(329,124)	1,090,315	25,499,803

					$1,360,562	$6,757,191	$1,090,315	$264,828,428	13.91%

†	Non-income-earning security

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Wells Fargo C&B Large Cap Value Portfolio	16.50%	15.94%	$(2,714,956)	$5,568,910	$582,641	$0	$25,411	$57,347,237
Wells Fargo Core Bond Portfolio	2.51	2.22	7,017,024	(1,254,008)	0	1,972,216	34,450	131,678,037
Wells Fargo Diversified Large Cap Growth Portfolio	73.19	72.49	(4,951,274)	6,426,336	1,047,351	0	34,595	181,385,780
Wells Fargo Emerging Growth Portfolio	2.66	2.68	(9,512,405)	8,580,475	11,075	0	15,564	21,267,627
Wells Fargo Factor Enhanced Emerging Markets Portfolio	11.07	10.37	(511,187)	(1,565,475)	524,113	0	10,163	25,687,823
Wells Fargo International Growth Portfolio	83.23	82.60	3,637,716	6,915,313	2,134,469	0	165,756	168,091,164
Wells Fargo International Value Portfolio	17.57	15.90	(6,470,082)	6,288,462	4,504,854	0	199,932	187,001,008
Wells Fargo Large Company Value Portfolio	77.87	77.01	6,212,529	(6,751,215)	2,591,412	0	33,098	190,927,010
Wells Fargo Managed Fixed Income Portfolio	83.84	82.91	6,195,896	12,894,790	0	8,527,563	101,335	460,901,630
Wells Fargo Real Return Portfolio	38.52	36.84	(349,131)	1,715,874	139,537	1,081,370	7,567	65,709,117
Wells Fargo Small Company Growth Portfolio	1.19	1.23	(13,614,881)	12,275,204	67,519	0	9,738	21,305,332
Wells Fargo Small Company Value Portfolio	40.65	9.89	(8,165,140)	10,162,429	534,832	0	9,562	52,348,207

			$(23,225,891)	$61,257,095	$12,137,803	$11,581,149	$647,171	$1,563,649,972	82.13%

The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo Asset Allocation Fund

Statement of assets and liabilities—October 31, 2019 (unaudited)

Assets
Investments in affiliated Master Portfolios, at value (cost $1,404,949,818)	$1,563,649,972
Investments in affiliated Underlying Funds, at value (cost $246,184,894)	264,828,428
Investments in unaffiliated securities, at value (cost $68,943,108)	77,460,292
Receivable for daily variation margin on open futures contracts	804,484
Receivable for investments sold	292,027
Receivable for Fund shares sold	411,965
Prepaid expenses and other assets	17,876

Total assets	1,907,465,044

Liabilities
Payable for Fund shares redeemed	1,996,523
Overdraft due to custodian bank	292,046
Management fee payable	140,965
Administration fees payable	316,266
Distribution fees payable	112,870
Shareholder report expenses payable	341,983
Shareholder servicing fees payable	342,910
Trustees’ fees and expenses payable	774
Accrued expenses and other liabilities	104,326

Total liabilities	3,648,663

Total net assets	$1,903,816,381

Net assets consist of
Paid-in capital	$1,768,954,041
Total distributable earnings	134,862,340

Total net assets	$1,903,816,381

Computation of net asset value and offering price per share
Net assets – Class A	$1,424,240,583
Shares outstanding – Class A1	102,065,843
Net asset value per share – Class A	$13.95
Maximum offering price per share – Class A2	$14.81
Net assets – Class C	$170,696,354
Shares outstanding – Class C1	12,751,095
Net asset value per share – Class C	$13.39
Net assets – Class R	$6,644,311
Shares outstanding – Class R1	481,002
Net asset value per share – Class R	$13.81
Net assets – Administrator Class	$28,092,450
Shares outstanding – Administrator Class[1]	1,986,292
Net asset value per share – Administrator Class	$14.14
Net assets – Institutional Class	$274,142,683
Shares outstanding – Institutional Class[1]	19,577,804
Net asset value per share – Institutional Class	$14.00

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Asset Allocation Fund  |  9

Statement of operations—six months ended October 31, 2019 (unaudited)

Investment income
Dividends allocated from affiliated Master Portfolios (net of foreign withholding taxes of $1,172,621)	$12,137,803
Interest allocated from affiliated Master Portfolios (net of foreign withholding taxes of $914)	11,581,149
Dividends from affiliated Underlying Funds	1,090,315
Affiliated income allocated from affiliated Master Portfolios	647,171
Dividends	37,558
Interest	7,659
Expenses allocated from affiliated Master Portfolios	(4,647,810)
Waivers allocated from affiliated Master Portfolios	216,934

Total investment income	21,070,779

Expenses
Management fee	2,709,874
Administration fees
Class A	1,504,695
Class C	218,984
Class R	7,169
Administrator Class	19,055
Institutional Class	188,995
Shareholder servicing fees
Class A	1,791,303
Class C	260,696
Class R	8,534
Administrator Class	36,644
Distribution fees
Class C	781,374
Class R	8,522
Custody and accounting fees	73,247
Professional fees	24,541
Registration fees	58,890
Shareholder report expenses	260,896
Trustees’ fees and expenses	10,743
Interest expense	2,734
Other fees and expenses	29,252

Total expenses	7,996,148
Less: Fee waivers and/or expense reimbursements
Fund-level	(1,808,706)
Administrator Class	(1,003)

Net expenses	6,186,439

Net investment income	14,884,340

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Securities transactions allocated from affiliated Master Portfolios	(23,225,891)
Affiliated Underlying Funds	1,360,562
Unaffiliated securities	1,033,153
Futures contracts	(538,496)

Net realized losses on investments	(21,370,672)

Net change in unrealized gains (losses) on
Securities transactions allocated from affiliated Master Portfolios	61,257,095
Affiliated Underlying Funds	6,757,191
Unaffiliated securities	2,089,963
Futures contracts	389,922

Net change in unrealized gains (losses) on investments	70,494,171

Net realized and unrealized gains (losses) on investments	49,123,499

Net increase in net assets resulting from operations	$64,007,839

The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Asset Allocation Fund

Statement of changes in net assets

	Six months ended October 31, 2019 (unaudited)		Year ended April 30, 2019

Operations
Net investment income		$14,884,340		$20,755,364
Net realized gains (losses) on investments		(21,370,672)		1,062,300,400
Net change in unrealized gains (losses) on investments		70,494,171		(1,062,932,079)

Net increase in net assets resulting from operations		64,007,839		20,123,685

Distributions to shareholders from net investment income and net realized gains
Class A		0		(84,323,173)
Class C		0		(49,021,940)
Class R		0		(890,103)
Administrator Class		0		(3,566,052)
Institutional Class		0		(28,279,851)

Total distributions to shareholders		0		(166,081,119)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	3,974,309	54,029,504	34,050,657	449,171,578
Class C	123,272	1,605,293	825,822	10,412,345
Class R	35,819	484,188	179,739	2,385,319
Administrator Class	35,532	487,181	228,936	3,177,330
Institutional Class	1,214,785	16,500,032	5,876,209	79,990,604

		73,106,198		545,137,176

Reinvestment of distributions
Class A	0	0	5,969,685	74,229,878
Class C	0	0	3,744,287	44,856,563
Class R	0	0	54,585	672,355
Administrator Class	0	0	266,551	3,356,581
Institutional Class	0	0	1,717,238	21,401,729

		0		144,517,106

Payment for shares redeemed
Class A	(11,051,815)	(149,928,725)	(24,976,936)	(341,627,604)
Class C	(5,621,408)	(73,340,644)	(51,600,584)	(665,446,199)
Class R	(124,599)	(1,674,416)	(767,164)	(10,287,822)
Administrator Class	(362,957)	(4,954,488)	(2,984,603)	(40,704,497)
Institutional Class	(4,717,740)	(64,166,691)	(24,396,733)	(336,373,854)

		(294,064,964)		(1,394,439,976)

Net decrease in net assets resulting from capital share transactions		(220,958,766)		(704,785,694)

Total decrease in net assets		(156,950,927)		(850,743,128)

Net assets
Beginning of period		2,060,767,308		2,911,510,436

End of period		$1,903,816,381		$2,060,767,308

The accompanying notes are an integral part of these financial statements.

Wells Fargo Asset Allocation Fund  |  11

Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2019 (unaudited)	Year ended April 30
CLASS A		2019	2018	2017	2016	2015
Net asset value, beginning of period	$13.49	$14.33	$13.62	$12.71	$14.10	$14.43
Net investment income (loss)	0.10 [1]	0.15 [1]	(0.12)	(0.09)	(0.11)	(0.11)
Net realized and unrealized gains (losses) on investments	0.36	0.04	1.08	1.20	(0.72)	0.18

Total from investment operations	0.46	0.19	0.96	1.11	(0.83)	0.07
Distributions to shareholders from
Net investment income	0.00	(0.06)	(0.25)	(0.20)	(0.37)	(0.40)
Net realized gains	0.00	(0.97)	0.00	0.00	(0.19)	0.00

Total distributions to shareholders	0.00	(1.03)	(0.25)	(0.20)	(0.56)	(0.40)
Net asset value, end of period	$13.95	$13.49	$14.33	$13.62	$12.71	$14.10
Total return[2]	3.41%	1.96%	7.01%	8.86%	(5.78)%	0.53%
Ratios to average net assets (annualized)
Gross expenses	1.23%[3]	1.18%[3,4]	0.82%[4]	0.80%[4]	0.82%[4]	0.85%[4]
Net expenses	1.05%[3]	1.04%[3,4]	0.82%[4]	0.80%[4]	0.82%[4]	0.85%[4]
Net investment income (loss)	1.54%[3]	1.08%[3,4]	(0.82)%[4]	(0.80)%[4]	(0.82)%[4]	(0.85)%[4]
Supplemental data
Portfolio turnover rate	52%[5]	189%[5]	0%[6]	0%[6]	1%[6]	0%[6]
Net assets, end of period (000s omitted)	$1,424,241	$1,472,484	$1,348,107	$1,413,776	$1,578,517	$2,058,444

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]

Ratios include only the net expenses allocated from the affiliated Master Portfolios and do not include expenses from any other Underlying Funds. Net expenses allocated from the affiliated Master Portfolios included in the ratios were as follows:

Six months ended October 31, 2019 (unaudited)	0.45%
Year ended April 30, 2019	0.40%

[4]	Ratios do not include any expenses from Asset Allocation Trust or its investments in underlying funds. Asset Allocation Trust does not have any net expenses.

[5]

Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the affiliated Underlying Funds, Asset Allocation Trust and unaffiliated securities and included in the portfolio turnover calculation.

[6]	Portfolio turnover rate represents the purchase and sales of the Fund’s investment in Asset Allocation Trust and not the underlying investment transactions of Asset Allocation Trust.

The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Asset Allocation Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2019 (unaudited)	Year ended April 30
CLASS C		2019	2018	2017	2016	2015
Net asset value, beginning of period	$12.99	$13.87	$13.17	$12.28	$13.61	$13.92
Net investment income (loss)	0.05 [1]	0.03 [1]	(0.22)[1]	(0.19)[1]	(0.20)[1]	(0.22)[1]
Net realized and unrealized gains (losses) on investments	0.35	0.06	1.03	1.18	(0.69)	0.18

Total from investment operations	0.40	0.09	0.81	0.99	(0.89)	(0.04)
Distributions to shareholders from
Net investment income	0.00	0.00	(0.11)	(0.10)	(0.25)	(0.27)
Net realized gains	0.00	(0.97)	0.00	0.00	(0.19)	0.00

Total distributions to shareholders	0.00	(0.97)	(0.11)	(0.10)	(0.44)	(0.27)
Net asset value, end of period	$13.39	$12.99	$13.87	$13.17	$12.28	$13.61
Total return[2]	3.08%	1.21%	6.16%	8.08%	(6.48)%	(0.23)%
Ratios to average net assets (annualized)
Gross expenses	1.98%[3]	1.92%[3,4]	1.57%[4]	1.55%[4]	1.57%[4]	1.60%[4]
Net expenses	1.80%[3]	1.78%[3,4]	1.57%[4]	1.55%[4]	1.57%[4]	1.60%[4]
Net investment income (loss)	0.82%[3]	0.23%[3,4]	(1.57)%[4]	(1.55)%[4]	(1.57)%[4]	(1.60)%[4]
Supplemental data
Portfolio turnover rate	52%[5]	189%[5]	0%[6]	0%[6]	1%[6]	0%[6]
Net assets, end of period (000s omitted)	$170,696	$237,096	$905,336	$1,232,098	$1,561,695	$2,060,672

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]

Ratios include only the net expenses allocated from the affiliated Master Portfolios and do not include expenses from any other Underlying Funds. Net expenses allocated from the affiliated Master Portfolios included in the ratios were as follows:

Six months ended October 31, 2019 (unaudited)	0.45%
Year ended April 30, 2019	0.38%

[4]	Ratios do not include any expenses from Asset Allocation Trust or its investments in underlying funds. Asset Allocation Trust does not have any net expenses.

[5]

Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the affiliated Underlying Funds, Asset Allocation Trust and unaffiliated securities and included in the portfolio turnover calculation.

[6]	Portfolio turnover rate represents the purchase and sales of the Fund’s investment in Asset Allocation Trust and not the underlying investment transactions of Asset Allocation Trust.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Asset Allocation Fund  |  13

Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2019 (unaudited)	Year ended April 30
CLASS R		2019	2018	2017	2016	2015
Net asset value, beginning of period	$13.37	$14.20	$13.49	$12.58	$13.95	$14.28
Net investment income (loss)	0.04	0.11 [1]	(0.15)[1]	(0.13)[1]	(0.14)[1]	(0.15)[1]
Net realized and unrealized gains (losses) on investments	0.40	0.05	1.05	1.21	(0.71)	0.18

Total from investment operations	0.44	0.16	0.90	1.08	(0.85)	0.03
Distributions to shareholders from
Net investment income	0.00	(0.02)	(0.19)	(0.17)	(0.33)	(0.36)
Net realized gains	0.00	(0.97)	0.00	0.00	(0.19)	0.00

Total distributions to shareholders	0.00	(0.99)	(0.19)	(0.17)	(0.52)	(0.36)
Net asset value, end of period	$13.81	$13.37	$14.20	$13.49	$12.58	$13.95
Total return[2]	3.29%	1.73%	6.70%	8.64%	(6.02)%	0.27%
Ratios to average net assets (annualized)
Gross expenses	1.48%[3]	1.42%[3,4]	1.06%[4]	1.05%[4]	1.06%[4]	1.09%[4]
Net expenses	1.30%[3]	1.29%[3,4]	1.06%[4]	1.05%[4]	1.06%[4]	1.09%[4]
Net investment income (loss)	1.31%[3]	0.77%[3,4]	(1.06)%[4]	(1.05)%[4]	(1.06)%[4]	(1.09)%[4]
Supplemental data
Portfolio turnover rate	52%[5]	189%[5]	0%[6]	0%[6]	1%[6]	0%[6]
Net assets, end of period (000s omitted)	$6,644	$7,619	$15,658	$20,244	$24,122	$30,355

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

[3]

Ratios include only the net expenses allocated from the affiliated Master Portfolios and do not include expenses from any other Underlying Funds. Net expenses allocated from the affiliated Master Portfolios included in the ratios were as follows:

Six months ended October 31, 2019 (unaudited)	0.45%
Year ended April 30, 2019	0.38%

[4]	Ratios do not include any expenses from Asset Allocation Trust or its investments in underlying funds. Asset Allocation Trust does not have any net expenses.

[5]

Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the affiliated Underlying Funds, Asset Allocation Trust and unaffiliated securities and included in the portfolio turnover calculation.

[6]	Portfolio turnover rate represents the purchase and sales of the Fund’s investment in Asset Allocation Trust and not the underlying investment transactions of Asset Allocation Trust.

The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Asset Allocation Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2019 (unaudited)	Year ended April 30
ADMINISTRATOR CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$13.66	$14.49	$13.78	$12.84	$14.23	$14.54
Net investment income (loss)	0.12 [1]	0.16 [1]	(0.09)[1]	(0.08)[1]	(0.09)[1]	(0.09)[1]
Net realized and unrealized gains (losses) on investments	0.36	0.06	1.07	1.24	(0.73)	0.19

Total from investment operations	0.48	0.22	0.98	1.16	(0.82)	0.10
Distributions to shareholders from
Net investment income	0.00	(0.08)	(0.27)	(0.22)	(0.38)	(0.41)
Net realized gains	0.00	(0.97)	0.00	0.00	(0.19)	0.00

Total distributions to shareholders	0.00	(1.05)	(0.27)	(0.22)	(0.57)	(0.41)
Net asset value, end of period	$14.14	$13.66	$14.49	$13.78	$12.84	$14.23
Total return[2]	3.51%	2.18%	7.10%	9.14%	(5.69)%	0.77%
Ratios to average net assets (annualized)
Gross expenses	1.15%[3]	1.08%[3,4]	0.73%[4]	0.72%[4]	0.71%[4]	0.68%[4]
Net expenses	0.87%[3]	0.86%[3,4]	0.64%[4]	0.64%[4]	0.64%[4]	0.64%[4]
Net investment income (loss)	1.73%[3]	1.17%[3,4]	(0.64)%[4]	(0.64)%[4]	(0.64)%[4]	(0.64)%[4]
Supplemental data
Portfolio turnover rate	52%[5]	189%[5]	0%[6]	0%[6]	1%[6]	0%[6]
Net assets, end of period (000s omitted)	$28,092	$31,610	$69,607	$92,600	$157,303	$427,916

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

[3]

Ratios include only the net expenses allocated from the affiliated Master Portfolios and do not include expenses from any other Underlying Funds. Net expenses allocated from the affiliated Master Portfolios included in the ratios were as follows:

Six months ended October 31, 2019 (unaudited)	0.45%
Year ended April 30, 2019	0.39%

[4]	Ratios do not include any expenses from Asset Allocation Trust or its investments in underlying funds. Asset Allocation Trust does not have any net expenses.

[5]

Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the affiliated Underlying Funds, Asset Allocation Trust and unaffiliated securities and included in the portfolio turnover calculation.

[6]	Portfolio turnover rate represents the purchase and sales of the Fund’s investment in Asset Allocation Trust and not the underlying investment transactions of Asset Allocation Trust.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Asset Allocation Fund  |  15

Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2019 (unaudited)	Year ended April 30
INSTITUTIONAL CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$13.52	$14.36	$13.66	$12.74	$14.15	$14.49
Net investment income (loss)	0.13	0.19 [1]	(0.06)[1]	(0.06)[1]	(0.06)[1]	(0.06)[1]
Net realized and unrealized gains (losses) on investments	0.35	0.05	1.06	1.23	(0.72)	0.19

Total from investment operations	0.48	0.24	1.00	1.17	(0.78)	0.13
Distributions to shareholders from
Net investment income	0.00	(0.11)	(0.30)	(0.25)	(0.44)	(0.47)
Net realized gains	0.00	(0.97)	0.00	0.00	(0.19)	0.00

Total distributions to shareholders	0.00	(1.08)	(0.30)	(0.25)	(0.63)	(0.47)
Net asset value, end of period	$14.00	$13.52	$14.36	$13.66	$12.74	$14.15
Total return[2]	3.55%	2.39%	7.33%	9.34%	(5.44)%	0.99%
Ratios to average net assets (annualized)
Gross expenses	0.90%[3]	0.84%[3,4]	0.49%[4]	0.47%[4]	0.47%[4]	0.42%[4]
Net expenses	0.72%[3]	0.69%[3,4]	0.44%[4]	0.44%[4]	0.44%[4]	0.42%[4]
Net investment income (loss)	1.88%[3]	1.34%[3,4]	(0.44)%[4]	(0.44)%[4]	(0.44)%[4]	(0.42)%[4]
Supplemental data
Portfolio turnover rate	52%[5]	189%[5]	0%[6]	0%[6]	1%[6]	0%[6]
Net assets, end of period (000s omitted)	$274,143	$311,958	$572,803	$672,544	$787,484	$1,032,319

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

[3]

Ratios include only the net expenses allocated from the affiliated Master Portfolios and do not include expenses from any other Underlying Funds. Net expenses allocated from the affiliated Master Portfolios included in the ratios were as follows:

Six months ended October 31, 2019 (unaudited)	0.45%
Year ended April 30, 2019	0.38%

[4]	Ratios do not include any expenses from Asset Allocation Trust or its investments in underlying funds. Asset Allocation Trust does not have any net expenses.

[5]

Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the affiliated Underlying Funds, Asset Allocation Trust and unaffiliated securities and included in the portfolio turnover calculation.

[6]	Portfolio turnover rate represents the purchase and sales of the Fund’s investment in Asset Allocation Trust and not the underlying investment transactions of Asset Allocation Trust.

The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Asset Allocation Fund

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Asset Allocation Fund (the “Fund”) which is a diversified series of the Trust.

The Fund is a fund-of-funds that invests in various affiliated mutual funds (“Underlying Funds”) employing a multi-asset, multi-style investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. The Fund may also invest directly in securities. The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. Investments in affiliated Underlying Funds may also include investments in one or more separate diversified portfolios (collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. The Fund accounts for its investments in the affiliated Master Portfolios as partnership investments and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolios are presented in separate financial statements and may be obtained free of charge by contacting Investor Services or by visiting the SEC website at sec.gov. The financial statements of the affiliated Master Portfolios are filed with the SEC under Wells Fargo Master Trust. The financial statements for all other Underlying Funds are also publicly available on the SEC website at sec.gov.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Investments in the affiliated Master Portfolios are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Investments in underlying mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values, and foreign exchange rates and is subject to interest

Wells Fargo Asset Allocation Fund  |  17

Notes to financial statements (unaudited)

rate risk, equity price risk, and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.

Investment transactions, income and expenses

Investments in the affiliated Master Portfolios are recorded on a trade basis. The Fund records daily its proportionate share of each affiliated Master Portfolio’s interest and dividend income, expenses and realized and unrealized gains or losses. The Fund also accrues its own expenses.

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.

Distributions to shareholders

Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of October 31, 2019, the aggregate cost of all investments for federal income tax purposes was $1,755,696,601 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$1,541,031,711

Gross unrealized losses	(1,392,937,770)

Net unrealized gains	$148,093,941

As of April 30, 2019, the Fund had a qualified late-year ordinary loss of $25,695,027 which was recognized on the first day of the current fiscal year.

18  |  Wells Fargo Asset Allocation Fund

Notes to financial statements (unaudited)

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Exchange-traded funds	$72,841,518	$0	$0	$72,841,518

Investment companies	264,828,428	0	0	264,828,428

Short-term investments

U.S. Treasury securities	4,618,774	0	0	4,618,774

Investments measured at net asset value*				1,563,649,972

Total assets	$342,288,720	$0	$0	$1,905,938,692

Liabilities

Futures contracts	$2,148,150	$0	$0	$2,148,150

Total liabilities	$2,148,150	$0	$0	$2,148,150

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investments in affiliated Master Portfolios are valued at $1,563,649,972. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.

For the six months ended October 31, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Asset Allocation Fund  |  19

Notes to financial statements (unaudited)

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective

Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal

Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation

Wells Fargo Diversified Large Cap Growth Portfolio	Seeks long-term capital appreciation

Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation

Wells Fargo Factor Enhanced Emerging Market Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses

Wells Fargo International Growth Portfolio	Seeks long-term capital appreciation

Wells Fargo International Value Portfolio	Seeks long-term capital appreciation

Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation

Wells Fargo Managed Fixed Income Portfolio	Seeks consistent fixed-income returns

Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term

Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation

Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management fee

First $500 million	0.30%

Next $500 million	0.28

Next $2 billion	0.26

Next $2 billion	0.24

Next $5 billion	0.23

Over $10 billion	0.22

For the six months ended October 31, 2019, the management fee was equivalent to an annual rate of 0.28% of the Fund’s average daily net assets.

Funds Management also serves as the adviser to the affiliated Master Portfolio and is entitled to receive a fee from each affiliated Master Portfolio for those services.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated (“Wellscap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.10% and declining to 0.05% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account

20  |  Wells Fargo Asset Allocation Fund

Notes to financial statements (unaudited)

servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C, Class R	0.21%

Administrator Class, Institutional Class	0.13

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Net expenses from the affiliated Master Portfolios are included in the expense caps. Funds Management has committed through August 31, 2020 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.13% for Class A shares, 1.88% for Class C shares, 1.38% for Class R shares, 0.95% for Administrator Class shares, and 0.80% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a distribution plan for Class C and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended October 31, 2019, Funds Distributor received $13,715 from the sale of Class A shares and $168 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A shares for the six months ended October 31, 2019.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Class R, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in multiple affiliated Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. Purchases and sales of affiliated Underlying Funds and unaffiliated securities in which the Fund invests are actual purchases and sale of those investments. Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended October 31, 2019 were $30,962,069 and $70,147,903, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended October 31, 2019, the Fund entered into futures contracts to gain market exposure to certain asset classes consistent with a tactical asset allocation overlay strategy. The Fund had an average notional amount of $118,050,245 in long futures contracts and $100,209,623 in short futures contracts during the six months ended October 31, 2019.

A summary of the location of derivative instruments on the financial statements by risk is outlined in the following tables.

Wells Fargo Asset Allocation Fund  |  21

Notes to financial statements (unaudited)

The fair value of derivative instruments as of October 31, 2019 by risk type was as follows for the Fund:

	Asset derivatives			Liability derivatives

	Statement of Assets and Liabilities location	Fair value		Statement of Assets and Liabilities location	Fair value

Equity risk	Unrealized gains on futures contracts	$0	*	Unrealized losses on futures contracts	$177,262	*

Foreign currency risk	Unrealized gains on futures contracts	0	*	Unrealized losses on futures contracts	597,483	*

Interest rate risk	Unrealized gains on futures contracts	0	*	Unrealized losses on futures contracts	1,373,405	*

		$0		$2,148,150

*

Amount represents cumulative unrealized gains (losses) as reported in the table following the Portfolio of Investments. Only the current day’s variation margin as of October 31, 2019 is reported separately on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended October 31, 2019 was as follows for the Fund:

	Amount of realized gains on derivatives	Change in unrealized gains (losses) on derivatives

Equity risk	$(3,177,327)	$750,079

Foreign currency risk	4,196,076	1,013,248

Interest rate risk	(1,557,245)	(1,373,405)

	$(538,496)	$389,922

7. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

During the six months ended October 31, 2019, the Fund had average borrowings outstanding of $73,495 (on an annualized basis) at an average rate of 3.72% and paid interest in the amount of $2,734.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. At a meeting held on November 21-22, 2019, the Board of Trustees of the Fund approved a proposal to authorize the Fund to enter into a separate agreement with each Trustee that would convert indemnification rights currently existing under the Fund’s organizational documents into contractual rights that could not be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

In March 2017, FASB issued ASU No. 2017-08, Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium and requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount and discounts will continue to be accreted to the maturity date of the security. ASU 2017-08 is effective for fiscal years beginning after December 15, 2018 and for interim periods within those fiscal years. During the current reporting period, management of the Fund adopted the change in accounting policy which did not have a material impact to the Fund’s financial statements.

22  |  Wells Fargo Asset Allocation Fund

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT, which is available by visiting the SEC website at sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Wells Fargo Asset Allocation Fund  |  23

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 150 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

24  |  Wells Fargo Asset Allocation Fund

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock[3] (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Wells Fargo Asset Allocation Fund  |  25

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Michelle Rhee[4] (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy[5] (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 86 funds and Assistant Treasurer of 64 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

[3]	Ms. Wheelock was re-appointed to the Board effective January 1, 2020.

[4]	Michelle Rhee became Chief Legal Officer effective October 22, 2019.

[5]	Catherine Kennedy became Secretary effective October 22, 2019.

26  |  Wells Fargo Asset Allocation Fund

Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Wells Fargo Asset Allocation Fund

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 21-22, 2019 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Asset Allocation Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2019, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2019. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Wells Fargo Asset Management (“WFAM”), of which Funds Management and the Sub-Adviser are a part, a summary of investments made in the business of WFAM, a summary of certain organizational and personnel changes involving Funds Management and the Sub-Adviser, and a description of Funds Management’s and the Sub-Adviser’s business continuity planning programs and of their approaches to data privacy and cybersecurity. The Board received and reviewed information about Funds Management’s role as administrator of the Fund’s liquidity risk management program. The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Wells Fargo Asset Allocation Fund  |  27

Other information (unaudited)

Fund investment performance and expenses

The Board considered the investment performance results for the Fund over various time periods ended December 31, 2018. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was lower than the average investment performance of the Universe for all periods under review. The Board also noted that the investment performance of the Fund was lower than its benchmark index, the Asset Allocation Blended Index, for all periods under review.

The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions and market factors that affected the Fund’s investment performance. The Board noted that prior to 2018, the Fund was a gateway fund advised by Funds Management that invested substantially all of its assets in the Asset Allocation Trust, which in turn invested in underlying funds advised by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”). The Board further noted that in 2018, the Fund was restructured and its investment strategy was revised, and that the Fund’s performance for periods prior to the 2018 restructuring do not reflect the Fund’s current investment strategy.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than or equal to the median net operating expense ratios of the expense Groups for each share class.

The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were higher than the sum of these average rates for the Fund’s expense Groups for all share classes. However, the Board noted that the net operating expense ratios of the Fund were lower than or equal to the median net operating expense ratios of the expense Groups for each share class.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.

28  |  Wells Fargo Asset Allocation Fund

Other information (unaudited)

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) from providing services to the fund family as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the family was subsumed in the WFAM and Wells Fargo profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type and age of fund. Based on its review, the Board did not deem the profits reported by Funds Management, WFAM or Wells Fargo from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

The Board received and considered information about the potential for Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. The Board considered that in addition to management fee breakpoints, Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.

The Board concluded that Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral, and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

Wells Fargo Asset Allocation Fund  |  29

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2019 Wells Fargo & Company. All rights reserved.

408251 12-19

SA224/SAR224 10-19

Semi-Annual Report

October 31, 2019

Wells Fargo Absolute Return Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.
Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of October 31, 2019, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo Absolute Return Fund  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

“During the third quarter of 2019, investors regrouped.”

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Absolute Return Fund for the six-month period that ended October 31, 2019. U.S. stock and global bond investors generally saw markets recover during the second half amid intensifying market volatility, slowing global economic growth, international trade staredowns, and simmering geopolitical tensions.

Overall, fixed income kept pace with domestic stocks and outperformed foreign equities. For the period, U.S. stocks, based on the S&P 500 Index,1 gained 4.16% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 added 1.97%. The MSCI EM Index (Net)3 fell by 1.67%. Among fixed income investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 5.71%, the Bloomberg Barclays Global Aggregate ex-USD Index5 gained 4.45%, the Bloomberg Barclays Municipal Bond Index6 increased 3.54%, and the ICE BofAML U.S. High Yield Index7 was up 2.63%.

Market volatility rose in the second quarter on numerous concerns.

During May 2019, markets tumbled on mixed investment signals. In the U.S., partisan wrangling ramped up as Democrats and Republicans set their sights on 2020 presidential politics. The U.K.’s Brexit disagreements caused Prime Minister Theresa May to resign. Boris Johnson succeeded her only to exacerbate uncertainty about Brexit’s resolution ahead of an October 2019 deadline. The European Commission downgraded the 2019 growth forecast to 1.2%. The U.S. increased tariffs on products from China, China responded, and then talks broke down. President Donald Trump threatened to turn his foreign policy tariff tool to Mexico over immigration issues.

During the third quarter of 2019, investors regrouped. Just as the investment horizon appeared to darken, sentiment turned and U.S. equity markets gained during June and July. The gains, primarily driven by geopolitical and monetary policy events, pushed equity markets to new highs. European Central Bank President Mario Draghi said that if the outlook doesn’t improve, the bank would cut rates or buy more assets to prop up inflation. President Trump backed off of tariff threats against Mexico and China. In the U.S., the Federal Reserve (Fed) implemented a 0.25% federal funds rate cut in July.

Later in July 2019, the U.S. reversed course and threatened to impose higher tariffs on China’s exports after talks failed. China responded with tariff threats of its own and devalued the renminbi, a move that roiled global markets. Major U.S. stock market

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2019. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Absolute Return Fund

Letter to shareholders (unaudited)

indices closed July with the worst weekly results of the year. Bond prices gained as Treasury yields fell to levels not seen since November 2016 and the yield curve inverted at multiple points along the 30-year arc.

In microcosm, August 2019 encapsulated many of the unnerving events that plagued investors for months. The U.S.-China trade relationship swung from antagonistic to hopeful and back again with no signs of compromise. Evidence of a continued global economic slowdown mounted. Central banks in China, New Zealand, and Thailand cut interest rates. Industrial and manufacturing data declined in China, Canada, Japan, and Germany. Adding to the uncertain environment, Italy’s prime minister resigned, many feared a crackdown in Hong Kong as protestors sustained their calls for reform, and Boris Johnson planned to suspend Parliament as Brexit’s deadline neared.

In the U.S., September 2019 saw the Fed join other central banks in cutting interest rates. U.S. manufacturing data, as reported by the Institute for Supply Management, disappointed investors. The U.S. House of Representatives announced it would pursue an impeachment investigation of President Trump. Meanwhile, the Brexit impasse showed no signs of resolution. Officials in China said that hitting the country’s economic growth goals for the year would be difficult considering the weight of tariffs and trade restrictions. So while the S&P 500 Index finished the third quarter with the best year-to-date returns in more than 20 years, amid signs of equity investors taking money out of the stock market, concerns about future returns remained.

In October 2019, a relaxing of U.S.-China trade tensions and renewed optimism for a U.K. Brexit deal combined with positive macroeconomic data to support financial markets overall. The initial estimate of U.S. third-quarter gross domestic product growth, announced in late October, was a resilient 1.9% annualized rate while the U.S. unemployment rate fell to a 50-year low of 3.5% in September. However, despite resilience among U.S. consumers, business confidence declined while manufacturing activity contracted. Concerned with a potential economic slowdown, the Fed lowered interest rates another quarter point in late October, its third rate cut in four months. This helped push the S&P 500 Index to a new all-time high while emerging market equities rallied and global bonds declined overall, reflecting a broad pickup in risk appetite.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

“The Fed lowered interest rates another quarter point in late October, its third rate cut in four months.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo Absolute Return Fund  |  3

Performance highlights (unaudited)

Investment objective

The Fund seeks a positive total return.

Manager

Wells Fargo Funds Management, LLC

Portfolio managers

Ben Inker, CFA®‡1

John Thorndike*

Average annual total returns (%) as of October 31, 2019

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]

Class A (WARAX)[4]	3-1-2012	-0.01	0.64	3.19	6.09	1.85	3.81	1.53	1.53

Class C (WARCX)[5]	3-1-2012	4.34	1.09	3.03	5.34	1.09	3.03	2.28	2.28

Class R (WARHX)[6]	9-30-2015	–	–	–	5.89	1.61	3.79	1.78	1.78

Class R6 (WARRX)[7]	10-31-2014	–	–	–	6.54	2.32	4.19	1.10	1.10

Administrator Class (WARDX)[8]	3-1-2012	–	–	–	6.23	1.95	3.95	1.45	1.41

Institutional Class (WABIX)[9]	11-30-2012	–	–	–	6.44	2.21	4.14	1.20	1.17

MSCI ACWI Index (Net)[10]	–	–	–	–	12.59	7.08	8.81	–	–

Bloomberg Barclays U.S. TIPS 1-10 Year Index[11]	–	–	–	–	6.87	1.92	2.56	–	–

CPI[12]	–	–	–	–	1.76	1.62	1.76	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Absolute return funds are not intended to outperform stocks and bonds in strong markets, and there is no guarantee of positive returns or that the Fund’s objectives will be achieved. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Borrowing money to purchase securities or to cover short positions magnifies losses and incurs expenses. Short selling is generally considered speculative, has the potential for unlimited loss, and may involve leverage. Alternative investments, such as commodities and merger arbitrage strategies, are speculative and entail a high degree of risk. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. The Fund will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to asset-backed securities risk, nondiversification risk, geographic risk, and smaller company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

4  |  Wells Fargo Absolute Return Fund

Performance highlights (unaudited)

Holdings (%) as of October 31, 2019[13]

GMO Implementation Fund	75.06

GMO SGM Major Markets Fund Class VI	7.22

GMO Opportunistic Income Fund Class VI	4.88

GMO Emerging Country Debt Fund Class IV	3.93

GMO Risk Premium Fund Class VI	2.45

GMO Special Opportunities Fund Class VI	2.34

GMO High Yield Fund Class VI	1.56

Portfolio allocation as of October 31, 2019[14]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

*	Mr. Thorndike became a portfolio manager of the Fund on July 1, 2019.

[1]

The Fund invests substantially all of its investable assets directly in GMO Benchmark-Free Allocation Fund, an investment company advised by Grantham, Mayo, Van Otterloo & Co. LLC (GMO). Mr. Inker, a senior member of GMO’s Asset Allocation Team, has been primarily responsible for coordinating the portfolio management of GMO Benchmark-Free Allocation Fund since 2003.

[2]

Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.82% in acquired fund fees and expenses and underlying GMO fees. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include the expenses of GMO Benchmark-Free Allocation Fund and other acquired fund fees and expenses.

[3]

The manager has contractually committed through August 31, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at 0.71% for Class A, 1.46% for Class C, 0.96% for Class R, 0.28% for Class R6, 0.57% for Administrator Class, and 0.33% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any, including the expenses of GMO Benchmark-Free Allocation Fund), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[4]

Historical performance shown for Class A shares prior to their inception is based on the performance of Class III shares of GMO Benchmark-Free Allocation Fund. The inception date of GMO Benchmark-Free Allocation Fund Class III shares is July 23, 2003. Returns for Class III shares do not reflect GMO Benchmark-Free Allocation Fund’s current fee arrangement and have been adjusted downward to reflect the higher expense ratios applicable to Class A shares at its inception. The ratio for Class A shares was 1.66%.

[5]

Historical performance shown for Class C shares prior to their inception is based on the performance of Class III shares of GMO Benchmark-Free Allocation Fund. The inception date of GMO Benchmark-Free Allocation Fund Class III shares is July 23, 2003. Returns for Class III shares do not reflect GMO Benchmark-Free Allocation Fund’s current fee arrangement and have been adjusted downward to reflect the higher expense ratios applicable to Class C shares at its inception. The ratio for Class C shares was 2.41%.

[6]	Historical performance shown for Class R shares prior to their inception reflects the performance of Administrator Class shares, and have been adjusted to reflect Class R share expenses.

[7]

Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns for Class R6 shares would be higher.

[8]

Historical performance shown for Administrator Class shares prior to their inception is based on the performance of Class III shares of GMO Benchmark-Free Allocation Fund. The inception date of GMO Benchmark-Free Allocation Fund Class III shares is July 23, 2003. Returns for Class III shares do not reflect GMO Benchmark-Free Allocation Fund’s current fee arrangement and have been adjusted downward to reflect the higher expense ratios applicable to Administrator Class shares at its inception. The ratio for Administrator Class shares was 1.50%.

[9]

Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns for Institutional Class shares would be higher.

[10]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[11]

The Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) 1-10 Year Index is an unmanaged index of U.S. Treasury securities with maturities of less than 10 years and more than 1 year. You cannot invest directly in an index.

[12]

The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

[13]

The holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments held by GMO Benchmark-Free Allocation Fund divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[14]

Portfolio allocation represents the portfolio allocation of the GMO Benchmark-Free Allocation Fund, which is calculated based on the investment exposures of the underlying GMO funds. Portfolio allocation is subject to change and may have changed since the date specified.

Wells Fargo Absolute Return Fund  |  5

Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from May 1, 2019 to October 31, 2019.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Wells Fargo Absolute Return Fund (excluding GMO Benchmark-Free Allocation Fund and its underlying fund expenses)	Beginning account value 5-1-2019	Ending account value 10-31-2019	Expenses paid during the period¹	Annualized net expense ratio

Class A

Actual	$1,000.00	$1,001.79	$3.47	0.69%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	$3.51	0.69%

Class C

Actual	$1,000.00	$998.18	$7.23	1.44%

Hypothetical (5% return before expenses)	$1,000.00	$1,017.90	$7.30	1.44%

Class R

Actual	$1,000.00	$1,000.90	$4.63	0.92%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.51	$4.67	0.92%

Class R6

Actual	$1,000.00	$1,004.48	$1.31	0.26%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.83	$1.32	0.26%

Administrator Class

Actual	$1,000.00	$1,002.68	$2.87	0.57%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.27	$2.90	0.57%

Institutional Class

Actual	$1,000.00	$1,003.59	$1.66	0.33%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.48	$1.68	0.33%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

6  |  Wells Fargo Absolute Return Fund

Fund expenses (unaudited)

Wells Fargo Absolute Return Fund (including GMO Benchmark-Free Allocation Fund and its underlying fund expenses)	Beginning account value 5-1-2019	Ending account value 10-31-2019	Expenses paid during the period¹	Annualized net expense ratio

Class A

Actual	$1,000.00	$1,001.79	$7.60	1.51%

Hypothetical (5% return before expenses)	$1,000.00	$1,017.54	$7.66	1.51%

Class C

Actual	$1,000.00	$998.18	$11.36	2.26%

Hypothetical (5% return before expenses)	$1,000.00	$1,013.77	$11.45	2.26%

Class R

Actual	$1,000.00	$1,000.90	$8.76	1.74%

Hypothetical (5% return before expenses)	$1,000.00	$1,016.38	$8.82	1.74%

Class R6

Actual	$1,000.00	$1,004.48	$5.45	1.08%

Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.49	1.08%

Administrator Class

Actual	$1,000.00	$1,002.68	$7.00	1.39%

Hypothetical (5% return before expenses)	$1,000.00	$1,018.14	$7.06	1.39%

Institutional Class

Actual	$1,000.00	$1,003.59	$5.80	1.15%

Hypothetical (5% return before expenses)	$1,000.00	$1,019.35	$5.84	1.15%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Wells Fargo Absolute Return Fund  |  7

Portfolio of investments—October 31, 2019 (unaudited)

	Shares	Value
Investment Companies: 98.84%
GMO Benchmark-Free Allocation Fund Class MF (l)	122,721,448	$3,306,115,800

Total Investment Companies (Cost $2,981,802,858)		3,306,115,800

Total investments (Cost $2,981,802,858)	98.84%	3,306,115,800

Other assets and liabilities, net	1.16	38,866,966

Total net assets	100.00%	$3,344,982,766

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains	Capital gain distributions from affiliated investment companies	Net change in unrealized gains (losses)	Dividends from affiliated investment companies	Value, end of period	% of net assets

Investment Companies
GMO Benchmark- Free Allocation Fund Class MF	142,644,949	627,622	20,551,123	122,721,448	$16,880,264	$977,687	$(10,968,393)	$3,038,756	$3,306,115,800	98.84%

The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo Absolute Return Fund

Statement of assets and liabilities—October 31, 2019 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $2,981,802,858)	$3,306,115,800
Cash	47,395,301
Receivable for investments sold	2,604,699
Receivable for Fund shares sold	1,813,716

Total assets	3,357,929,516

Liabilities
Payable for Fund shares redeemed	10,812,481
Management fee payable	518,734
Administration fees payable	414,632
Distribution fees payable	218,992
Shareholder report expenses payable	690,206
Trustees’ fees and expenses payable	864
Accrued expenses and other liabilities	290,841

Total liabilities	12,946,750

Total net assets	$3,344,982,766

Net assets consist of
Paid-in capital	$3,513,449,719
Total distributable loss	(168,466,953)

Total net assets	$3,344,982,766

Computation of net asset value and offering price per share
Net assets – Class A	$371,723,878
Shares outstanding – Class A1	33,279,887
Net asset value per share – Class A	$11.17
Maximum offering price per share – Class A2	$11.85
Net assets – Class C	$337,894,222
Shares outstanding – Class C1	30,896,693
Net asset value per share – Class C	$10.94
Net assets – Class R	$28,829
Shares outstanding – Class R1	2,591
Net asset value per share – Class R	$11.13
Net assets – Class R6	$30,667,881
Shares outstanding – Class R6[1]	2,738,936
Net asset value per share – Class R6	$11.20
Net assets – Administrator Class	$88,352,613
Shares outstanding – Administrator Class[1]	7,881,889
Net asset value per share – Administrator Class	$11.21
Net assets – Institutional Class	$2,516,315,343
Shares outstanding – Institutional Class[1]	224,854,591
Net asset value per share – Institutional Class	$11.19

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Absolute Return Fund  |  9

Statement of operations—six months ended October 31, 2019 (unaudited)

Investment income
Dividends from affiliated investment companies	$3,038,756

Expenses
Management fee	3,677,997
Administration fees
Class A	398,479
Class C	399,424
Class R	188
Class R6	4,802
Administrator Class	66,704
Institutional Class	1,727,437
Shareholder servicing fees
Class A	474,379
Class C	475,505
Class R	224
Administrator Class	127,921
Distribution fees
Class C	1,426,129
Class R	206
Custody and accounting fees	11,594
Professional fees	19,102
Registration fees	113,241
Shareholder report expenses	256,713
Trustees’ fees and expenses	10,743
Other fees and expenses	63,872

Total expenses	9,254,660
Less: Fee waivers and/or expense reimbursements
Administrator Class	(22,019)
Institutional Class	(450,059)

Net expenses	8,782,582

Net investment loss	(5,743,826)

Realized and unrealized gains (losses) on investments
Net realized gains on
Affiliated investment companies	16,880,264
Capital gain distributions from affiliated investment companies	977,687

Net realized gains on investments	17,857,951
Net change in unrealized gains (losses) on investments	(10,968,393)

Net realized and unrealized gains (losses) on investments	6,889,558

Net increase in net assets resulting from operations	$1,145,732

The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Absolute Return Fund

Statement of changes in net assets

	Six months ended October 31, 2019 (unaudited)		Year ended April 30, 2019

Operations
Net investment income (loss)		$(5,743,826)		$123,856,825
Net realized gains on investments		17,857,951		26,963,415
Net change in unrealized gains (losses) on investments		(10,968,393)		(179,971,678)

Net increase (decrease) in net assets resulting from operations		1,145,732		(29,151,438)

Distributions to shareholders from net investment income and net realized gains
Class A		0		(10,217,417)
Class C		0		(8,345,831)
Class R		0		(6,474)
Class R6		0		(1,041,756)
Administrator Class		0		(3,430,512)
Institutional Class		0		(93,999,805)

Total distributions to shareholders		0		(117,041,795)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	2,539,627	27,845,816	7,986,972	88,301,273
Class C	273,227	2,940,912	2,053,878	22,241,720
Class R	1,067	11,699	2,443	26,736
Class R6	808,904	8,787,572	1,651,351	18,478,280
Administrator Class	284,322	3,148,121	1,232,710	13,729,288
Institutional Class	13,651,803	150,210,097	58,718,519	650,893,240

		192,944,217		793,670,537

Reinvestment of distributions
Class A	0	0	861,308	8,966,213
Class C	0	0	715,485	7,340,871
Class R	0	0	24	250
Class R6	0	0	85,080	884,829
Administrator Class	0	0	323,161	3,373,803
Institutional Class	0	0	7,292,254	75,839,442

		0		96,405,408

Payment for shares redeemed
Class A	(6,480,513)	(71,060,851)	(16,897,784)	(186,680,701)
Class C	(7,670,965)	(82,616,950)	(20,754,440)	(224,380,231)
Class R	(22,063)	(241,798)	(11,290)	(125,330)
Class R6	(924,590)	(10,265,466)	(2,978,729)	(32,635,193)
Administrator Class	(2,853,102)	(31,535,498)	(9,742,126)	(108,442,042)
Institutional Class	(47,979,657)	(527,130,751)	(174,060,644)	(1,913,506,164)

		(722,851,314)		(2,465,769,661)

Net decrease in net assets resulting from capital share transactions		(529,907,097)		(1,575,693,716)

Total decrease in net assets		(528,761,365)		(1,721,886,949)

Net assets
Beginning of period		3,873,744,131		5,595,631,080

End of period		$3,344,982,766		$3,873,744,131

The accompanying notes are an integral part of these financial statements.

Wells Fargo Absolute Return Fund  |  11

Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2019 (unaudited)	Year ended April 30
CLASS A		2019	2018	2017	2016	2015
Net asset value, beginning of period	$11.15	$11.40	$10.90	$10.25	$11.15	$11.39
Net investment income (loss)	(0.03)[1]	0.27 [1]	0.19 [1]	0.08 [1]	0.11	0.14 [1]
Net realized and unrealized gains (losses) on investments	0.05	(0.24)	0.51	0.65	(0.88)	(0.01)

Total from investment operations	0.02	0.03	0.70	0.73	(0.77)	0.13
Distributions to shareholders from
Net investment income	0.00	(0.28)	(0.20)	(0.08)	(0.01)	(0.26)
Net realized gains	0.00	0.00	0.00	0.00	(0.12)	(0.11)

Total distributions to shareholders	0.00	(0.28)	(0.20)	(0.08)	(0.13)	(0.37)
Net asset value, end of period	$11.17	$11.15	$11.40	$10.90	$10.25	$11.15
Total return[2]	0.18%	0.42%	6.45%	7.15%	(6.82)%	1.23%
Ratios to average net assets (annualized)
Gross expenses[3]	0.69%	0.69%	0.68%	0.67%	0.68%	0.71%
Net expenses[3]	0.69%	0.69%	0.68%	0.67%	0.68%	0.71%
Net investment income (loss)	(0.52)%	2.43%	1.67%	0.78%	0.87%	1.21%
Supplemental data
Portfolio turnover rate	0%	5%	5%	2%	8%	6%
Net assets, end of period (000s omitted)	$371,724	$415,011	$516,085	$586,785	$1,185,631	$1,954,792

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]

Ratios do not reflect net expenses of GMO Benchmark-Free Allocation Fund, Class MF. Including net expenses allocated from GMO Benchmark-Free Allocation Fund, Class MF, the ratios would be increased by the following amounts:

Six months ended October 31, 2019 (unaudited)	0.60%
Year ended April 30, 2019	0.60%
Year ended April 30, 2018	0.60%
Year ended April 30, 2017	0.59%
Year ended April 30, 2016	0.59%
Year ended April 30, 2015	0.55%

The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Absolute Return Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2019 (unaudited)	Year ended April 30
CLASS C		2019	2018	2017	2016	2015
Net asset value, beginning of period	$10.96	$11.19	$10.70	$10.05	$11.01	$11.27
Net investment income (loss)	(0.07)[1]	0.19 [1]	0.10 [1]	0.00 [1]	0.01 [1]	0.06 [1]
Net realized and unrealized gains (losses) on investments	0.05	(0.24)	0.50	0.65	(0.85)	(0.01)

Total from investment operations	(0.02)	(0.05)	0.60	0.65	(0.84)	0.05
Distributions to shareholders from
Net investment income	0.00	(0.18)	(0.11)	0.00	0.00	(0.20)
Net realized gains	0.00	0.00	0.00	0.00	(0.12)	(0.11)

Total distributions to shareholders	0.00	(0.18)	(0.11)	0.00	(0.12)	(0.31)
Net asset value, end of period	$10.94	$10.96	$11.19	$10.70	$10.05	$11.01
Total return[2]	(0.18)%	(0.31)%	5.60%	6.47%	(7.59)%	0.47%
Ratios to average net assets (annualized)
Gross expenses[3]	1.44%	1.44%	1.43%	1.42%	1.43%	1.47%
Net expenses[3]	1.44%	1.44%	1.43%	1.42%	1.43%	1.47%
Net investment income (loss)	(1.27)%	1.78%	0.88%	0.04%	0.08%	0.53%
Supplemental data
Portfolio turnover rate	0%	5%	5%	2%	8%	6%
Net assets, end of period (000s omitted)	$337,894	$419,656	$629,813	$765,561	$1,207,967	$1,820,384

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]

Ratios do not reflect net expenses of GMO Benchmark-Free Allocation Fund, Class MF. Including net expenses allocated from GMO Benchmark-Free Allocation Fund, Class MF, the ratios would be increased by the following amounts:

Six months ended October 31, 2019 (unaudited)	0.60%
Year ended April 30, 2019	0.60%
Year ended April 30, 2018	0.60%
Year ended April 30, 2017	0.59%
Year ended April 30, 2016	0.59%
Year ended April 30, 2015	0.55%

The accompanying notes are an integral part of these financial statements.

Wells Fargo Absolute Return Fund  |  13

Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2019 (unaudited)	Year ended April 30
CLASS R		2019	2018	2017	2016[1]
Net asset value, beginning of period	$11.12	$11.37	$10.82	$10.22	$10.19
Net investment income (loss)	(0.04)[2]	0.27	0.12	0.13	(0.05)[2]
Net realized and unrealized gains (losses) on investments	0.05	(0.26)	0.55	0.57	0.26

Total from investment operations	0.01	0.01	0.67	0.70	0.21
Distributions to shareholders from
Net investment income	0.00	(0.26)	(0.12)	(0.10)	(0.06)
Net realized gains	0.00	0.00	0.00	0.00	(0.12)

Total distributions to shareholders	0.00	(0.26)	(0.12)	(0.10)	(0.18)
Net asset value, end of period	$11.13	$11.12	$11.37	$10.82	$10.22
Total return[3]	0.09%	0.21%	6.21%	6.91%	2.10%
Ratios to average net assets (annualized)
Gross expenses[4]	0.92%	0.85%	0.93%	0.93%	0.93%
Net expenses[4]	0.92%	0.85%	0.93%	0.93%	0.93%
Net investment income (loss)	(0.68)%	2.42%	0.85%	1.40%	(0.92)%
Supplemental data
Portfolio turnover rate	0%	5%	5%	2%	8%
Net assets, end of period (000s omitted)	$29	$262	$368	$756	$56

[1]	For the period from September 30, 2015 (commencement of class operations) to April 30, 2016

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

[4]

Ratios do not reflect net expenses of GMO Benchmark-Free Allocation Fund, Class MF. Including net expenses allocated from GMO Benchmark-Free Allocation Fund, Class MF, the ratios would be increased by the following amounts:

Six months ended October 31, 2019 (unaudited)	0.60%
Year ended April 30, 2019	0.60%
Year ended April 30, 2018	0.60%
Year ended April 30, 2017	0.59%
Year ended April 30, 2016[1]	0.59%

The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Absolute Return Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2019 (unaudited)	Year ended April 30
CLASS R6		2019	2018	2017	2016	2015[1]
Net asset value, beginning of period	$11.15	$11.41	$10.91	$10.26	$11.18	$11.32
Net investment income (loss)	(0.01)	0.34	0.31 [2]	0.14 [2]	0.10 [2]	0.09 [2]
Net realized and unrealized gains (losses) on investments	0.06	(0.27)	0.45	0.64	(0.82)	0.20

Total from investment operations	0.05	0.07	0.76	0.78	(0.72)	0.29
Distributions to shareholders from
Net investment income	0.00	(0.33)	(0.26)	(0.13)	(0.08)	(0.32)
Net realized gains	0.00	0.00	0.00	0.00	(0.12)	(0.11)

Total distributions to shareholders	0.00	(0.33)	(0.26)	(0.13)	(0.20)	(0.43)
Net asset value, end of period	$11.20	$11.15	$11.41	$10.91	$10.26	$11.18
Total return[3]	0.45%	0.86%	6.97%	7.67%	(6.42)%	2.68%
Ratios to average net assets (annualized)
Gross expenses[4]	0.26%	0.26%	0.25%	0.25%	0.24%	0.24%
Net expenses[4]	0.26%	0.26%	0.25%	0.25%	0.24%	0.24%
Net investment income (loss)	(0.10)%	2.64%	2.69%	1.37%	0.99%	1.67%
Supplemental data
Portfolio turnover rate	0%	5%	5%	2%	8%	6%
Net assets, end of period (000s omitted)	$30,668	$31,838	$46,753	$14,636	$8,274	$84

[1]	For the period from October 31, 2014 (commencement of class operations) to April 30, 2015

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

[4]

Ratios do not reflect net expenses of GMO Benchmark-Free Allocation Fund, Class MF. Including net expenses allocated from GMO Benchmark-Free Allocation Fund, Class MF, the ratios would be increased by the following amounts:

Six months ended October 31, 2019 (unaudited)	0.60%
Year ended April 30, 2019	0.60%
Year ended April 30, 2018	0.60%
Year ended April 30, 2017	0.59%
Year ended April 30, 2016	0.59%
Year ended April 30, 2015[1]	0.55%

The accompanying notes are an integral part of these financial statements.

Wells Fargo Absolute Return Fund  |  15

Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2019 (unaudited)	Year ended April 30
ADMINISTRATOR CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$11.18	$11.43	$10.92	$10.27	$11.18	$11.42
Net investment income (loss)	(0.02)[1]	0.27 [1]	0.19 [1]	0.07 [1]	0.14 [1]	0.14 [1]
Net realized and unrealized gains (losses) on investments	0.05	(0.24)	0.53	0.68	(0.91)	0.01

Total from investment operations	0.03	0.03	0.72	0.75	(0.77)	0.15
Distributions to shareholders from
Net investment income	0.00	(0.28)	(0.21)	(0.10)	(0.02)	(0.28)
Net realized gains	0.00	0.00	0.00	0.00	(0.12)	(0.11)

Total distributions to shareholders	0.00	(0.28)	(0.21)	(0.10)	(0.14)	(0.39)
Net asset value, end of period	$11.21	$11.18	$11.43	$10.92	$10.27	$11.18
Total return[2]	0.27%	0.48%	6.62%	7.31%	(6.85)%	1.40%
Ratios to average net assets (annualized)
Gross expenses[3]	0.61%	0.60%	0.60%	0.59%	0.58%	0.55%
Net expenses[3]	0.57%	0.57%	0.57%	0.57%	0.57%	0.55%
Net investment income (loss)	(0.39)%	2.44%	1.70%	0.72%	1.31%	1.26%
Supplemental data
Portfolio turnover rate	0%	5%	5%	2%	8%	6%
Net assets, end of period (000s omitted)	$88,353	$116,871	$212,965	$287,532	$1,409,516	$3,763,871

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

[3]

Ratios do not reflect net expenses of GMO Benchmark-Free Allocation Fund, Class MF. Including net expenses allocated from GMO Benchmark-Free Allocation Fund, Class MF, the ratios would be increased by the following amounts:

Six months ended October 31, 2019 (unaudited)	0.60%
Year ended April 30, 2019	0.60%
Year ended April 30, 2018	0.60%
Year ended April 30, 2017	0.59%
Year ended April 30, 2016	0.59%
Year ended April 30, 2015	0.55%

The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Absolute Return Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2019 (unaudited)	Year ended April 30
INSTITUTIONAL CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$11.15	$11.41	$10.92	$10.27	$11.19	$11.44
Net investment income (loss)	(0.01)[1]	0.31 [1]	0.24	0.14	0.11 [1]	0.23 [1]
Net realized and unrealized gains (losses) on investments	0.05	(0.25)	0.50	0.63	(0.84)	(0.05)

Total from investment operations	0.04	0.06	0.74	0.77	(0.73)	0.18
Distributions to shareholders from
Net investment income	0.00	(0.32)	(0.25)	(0.12)	(0.07)	(0.32)
Net realized gains	0.00	0.00	0.00	0.00	(0.12)	(0.11)

Total distributions to shareholders	0.00	(0.32)	(0.25)	(0.12)	(0.19)	(0.43)
Net asset value, end of period	$11.19	$11.15	$11.41	$10.92	$10.27	$11.19
Total return[2]	0.36%	0.76%	6.78%	7.58%	(6.51)%	1.65%
Ratios to average net assets (annualized)
Gross expenses[3]	0.36%	0.36%	0.35%	0.35%	0.33%	0.29%
Net expenses[3]	0.33%	0.33%	0.33%	0.33%	0.32%	0.29%
Net investment income (loss)	(0.16)%	2.82%	2.07%	1.19%	1.05%	2.00%
Supplemental data
Portfolio turnover rate	0%	5%	5%	2%	8%	6%
Net assets, end of period (000s omitted)	$2,516,315	$2,890,106	$4,189,647	$4,091,536	$4,346,360	$4,824,238

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

[3]

Ratios do not reflect net expenses of GMO Benchmark-Free Allocation Fund, Class MF. Including net expenses allocated from GMO Benchmark-Free Allocation Fund, Class MF, the ratios would be increased by the following amounts:

Six months ended October 31, 2019 (unaudited)	0.60%
Year ended April 30, 2019	0.60%
Year ended April 30, 2018	0.60%
Year ended April 30, 2017	0.59%
Year ended April 30, 2016	0.59%
Year ended April 30, 2015	0.55%

The accompanying notes are an integral part of these financial statements.

Wells Fargo Absolute Return Fund  |  17

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Absolute Return Fund (the “Fund”) which is a diversified series of the Trust.

The Fund invests all of its investable assets in the GMO Benchmark-Free Allocation Fund (the “Benchmark-Free Allocation Fund”), an investment company managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”). Benchmark-Free Allocation Fund is a fund-of-funds and gains its investment exposures primarily by investing in GMO Implementation Fund. In addition, Benchmark-Free Allocation Fund may invest in other GMO Funds (together with GMO Implementation Fund, the “underlying GMO funds”), whether currently existing or created in the future. These underlying GMO funds may include, among others, GMO High Yield Fund, GMO Emerging Country Debt Fund, GMO Opportunistic Income Fund, GMO Special Opportunities Fund, and GMO SGM Major Markets Fund. GMO Implementation Fund is permitted to invest in any asset class and may engage in merger arbitrage. Benchmark-Free Allocation Fund also may invest directly in securities (including other underlying funds) and derivatives. As of October 31, 2019, the Fund owned 33% of Benchmark-Free Allocation Fund. Because the Fund invests all of its assets in Benchmark-Free Allocation Fund, the shareholders of the Fund bear the fees and expense of Benchmark-Free Allocation Fund, which are not included in the Statement of Operations, but are incurred indirectly because they are considered in the calculation of the net asset value of Benchmark-Free Allocation Fund. As a result, the Fund’s actual expenses may be higher than those of other mutual funds that invest directly in securities.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

The Fund values its investment in Benchmark-Free Allocation Fund at net asset value. The valuation of investments in securities and the underlying funds held by Benchmark-Free Allocation Fund is discussed in the semi-annual report of Benchmark-Free Allocation Fund, which is included in the mailing of this shareholder report. An unaudited Statement of Assets and Liabilities and an unaudited Schedule of Investments for Benchmark-Free Allocation Fund as of October 31, 2019 have also been included as Appendix I in this report for your reference.

Investment transactions and income recognition

Investment transactions in Benchmark-Free Allocation Fund are recorded on a trade date basis. Realized gains and losses resulting from investment transactions in Benchmark-Free Allocation Fund are determined on the identified cost basis.

Income dividends and capital gain distributions from Benchmark-Free Allocation Fund are recorded on the ex-dividend date. Capital gain distributions from Benchmark-Free Allocation Fund are treated as realized gains.

Distributions to shareholders

Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

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Notes to financial statements (unaudited)

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of October 31, 2019, the aggregate cost of all investments for federal income tax purposes was $2,982,630,939 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$323,484,861

Gross unrealized losses	0

Net unrealized gains	$323,484,861

As of April 30, 2019, the Fund had capital loss carryforwards which consist of $3,789,788 in short-term capital losses and $484,590,737 in long-term capital losses.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2019:

	Quoted Prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Investment companies	$3,306,115,800	$0	$0	$3,306,115,800

Total assets	$3,306,115,800	$0	$0	$3,306,115,800

For the six months ended October 31, 2019, the Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level

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Notes to financial statements (unaudited)

administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management fee

First $1 billion	0.225%

Next $4 billion	0.200

Next $5 billion	0.175

Next $10 billion	0.165

Over $20 billion	0.160

For the six months ended October 31, 2019, the management fee was equivalent to an annual rate of 0.21% of the Fund’s average daily net assets.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C, Class R	0.21%

Class R6	0.03

Administrator Class, Institutional Class	0.13

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through August 31, 2020 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses (excluding expenses of Benchmark-Free Allocation Fund and acquired fund fees and expenses) at 0.71% for Class A shares, 1.46% for Class C shares, 0.96% for Class R shares, 0.28% for Class R6 shares, 0.57% for Administrator Class shares, and 0.33% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a distribution plan for Class C and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended October 31, 2019, Funds Distributor received $6,973 from the sale of Class A shares and $111 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A for the six months ended October 31, 2019.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Class R, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

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Notes to financial statements (unaudited)

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended October 31, 2019 were $16,483,566 and $543,443,626, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended October 31, 2019, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. At a meeting held on November 21-22, 2019, the Board of Trustees of the Fund approved a proposal to authorize the Fund to enter into a separate agreement with each Trustee that would convert indemnification rights currently existing under the Fund’s organizational documents into contractual rights that could not be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

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Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT, which is available by visiting the SEC website at sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 150 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

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Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock[3] (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

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Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Michelle Rhee[4] (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy[5] (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 86 funds and Assistant Treasurer of 64 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

[3]	Ms. Wheelock was re-appointed to the Board effective January 1, 2020.

[4]	Michelle Rhee became Chief Legal Officer effective October 22, 2019.

[5]	Catherine Kennedy became Secretary effective October 22, 2019.

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Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AGREEMENT:

Wells Fargo Absolute Return Fund

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management agreements. In this regard, at an in-person meeting held on May 21-22, 2019 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Absolute Return Fund (the “Fund”).

The Fund is a gateway feeder fund that invests substantially all of its assets in the GMO Benchmark-Free Allocation Fund (the “GMO Fund”), a series of the GMO Trust, which is overseen by a different board of trustees. The GMO Fund is managed by Grantham Mayo Van Otterloo & Co. LLC (“GMO”). The Fund’s investment objective and principal investment strategies are substantially similar to those of the GMO Fund. References to the Fund and its performance and characteristics are also applicable to the GMO Fund, as relevant.

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the continuation of the Management Agreement. Prior to the Meeting, including at an in-person meeting in April 2019, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Management Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2019. In considering and approving the Management Agreement, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management about various topics. In this regard, the Board reviewed reports at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Management Agreement for a one-year term, and determined that the compensation payable to Funds Management was reasonable. The Board considered the continuation of the Management Agreement for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management under the Management Agreement. This information included, among other things, a summary of the background and experience of senior management of Wells Fargo Asset Management (“WFAM”), of which Funds Management is a part, a summary of investments made in the business of WFAM, a summary of certain organizational and personnel changes involving Funds Management, and a description of Funds Management’s business continuity planning program and of its approach to data privacy and cybersecurity. The Board received and reviewed information about Funds Management’s role as administrator of the Fund’s liquidity risk management program. The Board considered the qualifications, background, tenure and responsibilities of the portfolio manager of GMO primarily responsible for the day-to-day portfolio management of the GMO Fund.

In light of the gateway feeder nature of the Fund, the Board was advised that the scope of services under the Management Agreement includes various responsibilities related to the oversight of the Fund’s investment in the GMO Fund and the GMO Fund’s performance and investment management activities, as well as Fund-level administrative services.

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Other information (unaudited)

The Board evaluated the ability of Funds Management to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance program and compliance record of Funds Management. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund investment performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2018. The Board considered these results in comparison to the performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than or in range of the average performance of the Universe for all periods under review. The Board also noted that the investment performance of the Fund was higher than its benchmark index, the Consumer Price Index, for the three-, seven- and ten-year periods under review, but lower than its benchmark index for the one- and five-year periods under review.

The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the benchmark for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions and market factors that affected the Fund’s investment performance. The Board also received and considered information concerning investment strategy changes and organizational changes at GMO, and the Board took note of the Fund’s outperformance relative to the Universe over all periods under review.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, acquired fund fees and expenses, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees, but excluding purchase premiums, redemption fees and indirect interest expenses, at both the Fund-level and the GMO Fund-level. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how the funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund, including indirect fees and expenses incurred at the GMO Fund-level, were lower than or equal to the median net operating expense ratios of the expense Groups for all share classes.

The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Management Agreement.

Investment management fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”).

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than the sum of these average rates for the Fund’s expense Groups for all share classes.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement was reasonable.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) from providing services to the fund family as a whole. Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type and age of fund. Based on its review, the Board did not deem the profits reported by Funds Management, WFAM or Wells Fargo to be at a level that would prevent it from approving the continuation of the Management Agreement.

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Other information (unaudited)

Economies of scale

The Board received and considered information about the potential for Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. The Board considered that in addition to management fee breakpoints, Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.

The Board concluded that Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s business as a result of its relationship with the Fund. The Board also noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Management Agreement for a one-year term, and determined that the compensation payable to Funds Management was reasonable.

28  |  Wells Fargo Absolute Return Fund

Appendix I (unaudited)

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

October 31, 2019 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%

14,306,372	GMO Emerging Country Debt Fund, Class IV	398,146,337

7,550,485	GMO High Yield Fund, Class VI	158,107,165

561,529,651	GMO Implementation Fund	7,608,726,775

18,393,666	GMO Opportunistic Income Fund, Class VI	494,421,733

8,765,194	GMO Risk Premium Fund, Class VI	247,879,700

23,478,251	GMO SGM Major Markets Fund, Class VI	732,051,851

12,621,872	GMO Special Opportunities Fund, Class VI	237,417,406

	TOTAL MUTUAL FUNDS (COST $9,629,950,605)	9,876,750,967

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

6,072,178	State Street Institutional Treasury Money Market Fund – Premier Class, 1.74% (a)	6,072,178

	TOTAL SHORT-TERM INVESTMENTS (COST $6,072,178)	6,072,178

	TOTAL INVESTMENTS — 100.1% (Cost $9,636,022,783)	9,882,823,145

	Other Assets and Liabilities (net) — (0.1%)	(5,395,072)

	TOTAL NET ASSETS — 100.0%	$9,877,428,073

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of October 31, 2019.

Wells Fargo Absolute Return Fund  |  29

Appendix I (unaudited)

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — October 31, 2019 (Unaudited)

Assets:

Investments in affiliated issuers, at value(a)	$9,876,750,967

Investments in unaffiliated issuers, at value(b)	6,072,178

Receivable for investments sold	3,344,388

Receivable for Fund shares sold	60,000

Dividends and interest receivable	7,287

Receivable for expenses reimbursed and/or waived by GMO	1,312,098

Total assets	9,887,546,918

Liabilities:

Payable for Fund shares repurchased	3,308,530

Payable to affiliate for:
Management fee	5,462,805
Supplemental support fee – Class MF	280,723
Shareholder service fee	732,863

Payable to agents unaffiliated with GMO	2,611

Payable to Trustees and related expenses	9,022

Accrued expenses	322,291

Total liabilities	10,118,845

Net assets	$9,877,428,073

Net assets consist of:

Paid-in capital	$9,793,568,917

Distributable earnings (accumulated loss)	83,859,156

$9,877,428,073

Net assets attributable to:

Class III	$4,055,102,765

Class IV	$2,480,561,399

Class MF	$3,305,860,049

Class I	$35,903,860

Shares outstanding:

Class III	150,664,276

Class IV	92,170,680

Class MF	122,721,448

Class I	1,333,840

Net asset value per share:

Class III	$26.91

Class IV	$26.91

Class MF	$26.94

Class I	$26.92

(a) Cost of investments – affiliated issuers:	$9,629,950,605

(b) Cost of investments – unaffiliated issuers:	$6,072,178

30  |  Wells Fargo Absolute Return Fund

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2019 Wells Fargo & Company. All rights reserved.

408250 12-19

SA260/SAR260 10-19

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

A Portfolio of Investments for each series of Wells Fargo Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the most recent fiscal half-year of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. EXHIBITS

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:

/s/ Andrew Owen

Andrew Owen
President

Date:	December 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:

/s/ Andrew Owen

Andrew Owen
President

Date:	December 19, 2019

By:

/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	December 19, 2019